JPMorgan Short-Intermediate Municipal Bond Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.8% (a)
Alabama — 2.8%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2033	325	359
Rev., 5.00%, 7/1/2034	375	412
Black Belt Energy Gas District, Gas Prepay Project No. 7 Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	7,515	7,565
Black Belt Energy Gas District, Gas Project
Series 2024D, Rev., 5.00%, 12/5/2024 (b) (c)	3,000	3,264
Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	2,500	2,522
City of Montgomery, Warrants Series 2020, GO, 4.00%, 2/1/2025	100	100
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2025	1,500	1,521
Series 2024, Rev., 5.00%, 10/1/2026	1,095	1,133
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (b)	5,000	5,224
Total Alabama		22,100
Alaska — 0.0% ^
Borough of Matanuska-Susitna Series 2007A, GO, NATL - RE, 5.00%, 4/1/2025	100	101
Arizona — 4.9%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2024	3,540	3,540
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024 A, Rev., 5.00%, 11/1/2029	1,900	2,053
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,374
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,494
City of Glendale, Rev., 5.00%, 7/1/2028	2,850	3,076
City of Mesa Series 2016, GO, 3.00%, 7/1/2025	500	499
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2023, Rev., AMT, 5.00%, 7/1/2025	500	505
Series 2023, Rev., AMT, 5.00%, 7/1/2026	1,505	1,550
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,256
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,235	1,264
Series 2023 A3, Rev., 5.00%, 11/1/2030 (b)	3,050	3,351
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,500	4,252
Series 2010B, Rev., 0.88%, 10/1/2026 (b)	2,150	2,032
Total Arizona		38,246
Arkansas — 0.7%
Arkansas Development Finance Authority, Department of Community Correction Project, Rev., 5.00%, 11/1/2026	325	338
City of Rogers Sales and Use Tax Series 2018B, Rev., 5.00%, 11/1/2027	3,855	4,018
County of Sharp, Sales and Use Tax, Rev., 5.00%, 3/1/2026	685	698
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	111
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	243
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	183
Total Arkansas		5,591

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — 3.9%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,500	2,650
Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	2,500	2,690
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (d)	3,050	3,143
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	262
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	250	260
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series 2024A, GO, 5.00%, 7/1/2026	3,000	3,119
State of California, Various Purpose
GO, 4.00%, 8/1/2028	4,000	4,083
GO, 4.00%, 8/1/2029	4,180	4,262
GO, 4.00%, 8/1/2030	10,000	10,183
Total California		30,652
Colorado — 1.3%
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,000	1,087
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (b)	1,800	1,923
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	3,280	3,506
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 3.73%, 12/10/2024 (e)	1,410	1,410
State of Colorado Series 2018 A, COP, 5.00%, 12/15/2029	1,900	2,057
Total Colorado		9,983
District of Columbia — 2.7%
District of Columbia
Series 2019 A, GO, 5.00%, 10/15/2028	1,440	1,567
Series 2024C, GO, 5.00%, 12/1/2028	5,000	5,456
Metropolitan Washington Airports Authority Aviation
Series 2021 A, Rev., AMT, 5.00%, 10/1/2025	7,000	7,086
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875	886
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,288
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,176
Total District of Columbia		21,459
Florida — 1.5%
City of Tallahassee, Energy System, Rev., 5.00%, 10/1/2025	300	305
County of Miami-Dade, Water and Sewer System Series 2017 B, Rev., 5.00%, 10/1/2029	1,315	1,388
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (d)	1,000	1,011
Florida Municipal Power Agency, St. Lucie Project Series 2021B, Rev., 5.00%, 10/1/2030	2,540	2,722
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028	400	430
Series 2022A, Rev., AGM, 5.00%, 10/1/2029	400	436
Highlands County Health Facilities Authority, Adventhealth Obligated Group Series 2024C, Rev., 5.00%, 11/15/2031 (b)	1,000	1,119
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	315	320
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (b)	1,500	1,502
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2026	1,025	1,059
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (b)	750	760
State of Florida Board of Education, Public Education Capital Outlay Series 2020 B, GO, 5.00%, 6/1/2028	500	540
Total Florida		11,592

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 2.9%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,011
Series A-1, Rev., 5.00%, 7/1/2028	1,150	1,162
City of Columbus Series 2022, GO, 5.00%, 1/1/2025	100	100
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	411
Series 2023B, Rev., 5.00%, 4/1/2027	350	367
Series 2023B, Rev., 5.00%, 4/1/2028	750	802
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (b)	1,480	1,578
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2025	250	252
Rev., 5.00%, 7/1/2026	275	282
Rev., 5.00%, 7/1/2028	375	392
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (b)	1,000	1,003
Main Street Natural Gas, Inc., Gas Supply
Series 2024C, Rev., 5.00%, 12/1/2027	1,000	1,045
Series 2024C, Rev., 5.00%, 12/1/2028	1,000	1,051
Series 2024C, Rev., 5.00%, 12/1/2029	1,500	1,590
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	3,250	3,468
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	2,000	2,153
Series 2024C, Rev., 5.00%, 12/1/2031 (b)	3,745	4,013
State of Georgia Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,098
Total Georgia		22,778
Illinois — 9.9%
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2029	1,000	1,042
GO, 4.00%, 6/1/2030	1,285	1,333
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,188
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,032
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,555
Series 2023 C, Rev., AMT, 5.00%, 1/1/2029	5,000	5,268
Chicago Park District, Limited Tax Series 2023C, GO, 5.00%, 1/1/2026	2,500	2,548
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	2,085	2,175
City of Waukegan
Series 2018B, GO, AGM, 5.00%, 12/30/2026	1,125	1,173
Series 2018B, GO, AGM, 5.00%, 12/30/2027	1,185	1,238
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., AGM, 5.00%, 12/30/2026	680	709
Series 2018C, Rev., AGM, 5.00%, 12/30/2027	710	743
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax, GO, 4.00%, 12/1/2030	1,225	1,275
Cook County School District No. 69, Skokie, Limited Tax, GO, 4.00%, 12/1/2031	820	848
DeKalb County Community Unit School District No. 428 DeKalb, GO, 4.00%, 1/1/2031	1,000	1,029
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	585
Glenview Park District
GO, 5.00%, 12/1/2026	300	314

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 12/1/2029	350	366
Grundy and Kendall Counties Consolidated Grade School District No. 60-C, GO, 4.00%, 2/1/2030	1,145	1,194
Illinois Finance Authority, DePaul University, Rev., 5.00%, 10/1/2025	300	304
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	1,999
Rev., 4.00%, 1/15/2032	2,120	2,156
Illinois Finance Authority, University of Chicago
Series 2015A, Rev., 5.00%, 10/1/2025 (f)	6,500	6,600
Series 2024B, Rev., 5.00%, 4/1/2027	2,400	2,519
Series 2024B, Rev., 5.00%, 4/1/2028	2,700	2,892
Illinois Housing Development Authority
Series 2022 E, Rev., GNMA / FNMA / FHLMC COLL, 5.25%, 10/1/2052	1,785	1,875
Series 2024 E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	5,000	5,543
Kane and DeKalb Counties Community Unit School District No. 301 Burlington, GO, 5.00%, 1/1/2027	355	370
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community, GO, AGM, 4.00%, 5/1/2029	2,000	2,032
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2028	410	420
GO, AGM, 4.00%, 4/1/2029	240	246
GO, AGM, 4.00%, 4/1/2030	375	385
Peoria Public Building Commission
Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,455	1,544
Series 2019A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,540
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series 2017A, Rev., 5.00%, 2/15/2027	2,000	2,076
State of Illinois
Series 2017 A, GO, 5.00%, 12/1/2026	2,000	2,074
Series 2017D, GO, 5.00%, 11/1/2027	1,000	1,053
Series 2023B, GO, 5.00%, 5/1/2028	1,000	1,061
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,591
Series 2024, GO, 5.00%, 2/1/2029	1,325	1,421
Series 2024 B, GO, 5.00%, 5/1/2029	4,095	4,406
GO, 5.50%, 5/1/2030	1,525	1,642
Village of Skokie, GO, 5.00%, 12/1/2028	1,550	1,680
Will County Forest Preservation District, Limited Tax, GO, 5.00%, 12/15/2027	805	858
Total Illinois		76,902
Indiana — 1.6%
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	4,982
Indiana Finance Authority, Community Foundation Of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	1,000	1,032
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,171
Indiana Finance Authority, Stadium Project Series 2022 A, Rev., 5.00%, 2/1/2026	500	513
Total Indiana		12,698
Iowa — 0.5%
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 2.20%, 12/10/2024 (b)	4,000	4,000
Kansas — 1.0%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Series 2018, Rev., 5.00%, 9/1/2025	300	304

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
Series 2018, Rev., 5.00%, 9/1/2026	465	481
Kansas Development Finance Authority, AdventHealth Series 2021 B, Rev., 5.00%, 11/15/2028 (b)	1,800	1,931
State of Kansas Department of Transportation Series 2024A, Rev., 5.00%, 9/1/2028	3,500	3,790
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	430	436
Series 2019A, GO, AGM, 5.00%, 9/1/2026	320	331
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	427
Total Kansas		7,700
Kentucky — 1.7%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (d)	6,250	6,253
Kentucky Public Energy Authority, Gas Supply Series 2023 A-1, Rev., 5.25%, 2/1/2032 (b)	3,335	3,622
Kentucky State Property and Building Commission, Project No. 113 Series 2024 B, Rev., 5.00%, 11/1/2027	1,005	1,068
Kentucky State Property and Building Commission, Project No. 130 Series 2024 B, Rev., 5.00%, 11/1/2028	1,480	1,602
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	685	753
Total Kentucky		13,298
Louisiana — 0.4%
City of Shreveport, Water and Sewer, Junior Lien
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	373
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	633
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	534
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	320
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	255
Series 2023A, Rev., 5.00%, 10/15/2028	175	189
Series 2023A, Rev., 5.00%, 10/15/2029	175	192
Series 2023A, Rev., 5.00%, 10/15/2030	200	223
State of Louisiana Series 2024 E, GO, 5.00%, 9/1/2029	700	771
Total Louisiana		3,490
Maryland — 0.4%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,074
State of Maryland Series 2021-2, GO, 5.00%, 8/1/2030	2,000	2,250
Total Maryland		3,324
Massachusetts — 1.6%
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2030	8,290	8,331
Massachusetts Department of Transportation Series 1997-A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,378
Massachusetts Development Finance Agency, Caregroup Series 2015 H-1, Rev., 5.00%, 7/1/2025 (f)	1,445	1,460
Massachusetts Development Finance Agency, Suffolk University Issue, Rev., 5.00%, 7/1/2026	435	443
Town of Wilbraham, GO, BAN, 4.25%, 3/12/2025	1,000	1,003
Total Massachusetts		12,615
Michigan — 0.6%
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	656
GO, 5.00%, 4/1/2028	245	262
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2029	1,485	1,564
Michigan State Housing Development Authority, Single Family Mortgage Series 2024D, Rev., 6.25%, 6/1/2055	1,000	1,110

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2027	375	394
Series 2019-II, GO, 5.00%, 5/1/2028	600	643
Series 2019-II, GO, 5.00%, 5/1/2029	250	273
Total Michigan		4,902
Minnesota — 0.3%
City of Minneapolis Series 2021, GO, 4.00%, 12/1/2024	355	355
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2026	195	200
Series 2019C, COP, 5.00%, 2/1/2026	320	328
Series 2019B, COP, 5.00%, 2/1/2027	185	193
Series 2019B, COP, 5.00%, 2/1/2028	175	186
Series 2019C, COP, 5.00%, 2/1/2028	350	371
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (f)	570	580
Total Minnesota		2,213
Mississippi — 0.8%
Mississippi Business Finance Corp., Pollution Control, Power Co., Project, Rev., 3.20%, 9/1/2028	4,000	3,969
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024 A, Rev., 5.00%, 1/1/2029	1,000	1,085
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,501
Total Mississippi		6,555
Missouri — 3.0%
City of Kansas City Water Series 2019A, Rev., 5.00%, 12/1/2024	140	140
City of St. Louis Airport Series 2007-A, Rev., AGM, 5.25%, 7/1/2026	2,635	2,732
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2029	1,000	1,107
Series 2020 B, Rev., 5.00%, 11/1/2030	5,705	6,410
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (b)	7,500	7,963
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2022A, Rev., 5.00%, 6/1/2028	385	410
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,417
Missouri Highway and Transportation Commission Series 2022 A, Rev., 4.00%, 5/1/2033	2,685	2,916
Total Missouri		23,095
Nebraska — 1.0%
Nebraska Investment Finance Authority, Single Family Housing Series 2023 C, Rev., GNMA / FNMA / FHLMC COLL, 5.50%, 9/1/2053	4,790	5,081
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,000	1,043
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	287
COP, 5.00%, 12/15/2027	495	526
COP, 5.00%, 12/15/2028	540	580
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (f)	250	253
Total Nebraska		7,770
Nevada — 0.4%
Nevada Housing Division, Woodcreek Apartments, Rev., VRDO, FHA, 5.00%, 12/1/2024 (b)	2,775	2,775

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,044
New Jersey — 5.6%
Borough of Seaside Park, GO, BAN, 4.25%, 4/11/2025	1,000	1,004
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	1,000	1,004
Burlington County Bridge Commission, Government Leasing Program Series 2024A, Rev., 4.25%, 4/8/2025	1,600	1,607
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,320	2,390
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (d)	5,500	5,711
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,084
Series A, Rev., 5.00%, 6/15/2029	5,350	5,498
Series A, Rev., 5.00%, 6/15/2031	4,750	4,875
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,580
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	4,255	4,391
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2028	2,110	2,229
Township of Brick, GO, BAN, 4.25%, 3/19/2025	5,000	5,015
Total New Jersey		43,388
New Mexico — 1.3%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,000	3,779
County of Sandoval, GO, 5.00%, 8/1/2026	650	672
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018 A, Rev., 5.00%, 6/15/2029	5,080	5,468
Total New Mexico		9,919
New York — 8.4%
City of Oneida, GO, BAN, 4.50%, 3/28/2025	8,000	8,038
Eastport-South Manor Central School District, GO, BAN, 4.50%, 5/22/2025	2,000	2,014
Empire State Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,000	1,053
Long Island Power Authority, Electric System, Rev., 5.00%, 9/1/2027	500	532
Longwood Central School District, Suffolk County, GO, 5.00%, 6/15/2026	365	378
Metropolitan Transportation Authority Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,083
Metropolitan Transportation Authority, Green Bond
Series A-2, Rev., 4.00%, 11/15/2025	1,000	1,009
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,714
Series 2018 B, Rev., 5.00%, 11/15/2026	1,000	1,040
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., AGM, 5.00%, 3/1/2030	1,600	1,756
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,564
New York City Transitional Finance Authority Future Tax Secured Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2027	3,755	3,966
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2030	2,500	2,790
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2030	2,250	2,531
New York State Dormitory Authority Series 2024A, Rev., AGM, 5.00%, 10/1/2028	5,800	6,313
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2027	250	261
Series 2024 A, Rev., 5.25%, 5/1/2028	290	308
Series 2024 A, Rev., 5.25%, 5/1/2029	300	323
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,964

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, School Districts Financing Program Series 2020A, Rev., AGM, 5.00%, 10/1/2031	5,065	5,424
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2029	975	1,012
Series 2021A, Rev., 4.00%, 7/1/2030	1,500	1,566
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021 A, Rev., 5.00%, 3/15/2031	80	91
Port Authority of New York and New Jersey, Consolidated Series 246, Rev., AMT, 5.00%, 9/1/2027	5,000	5,226
Triborough Bridge and Tunnel Authority Series 2024B, Rev., BAN, 5.00%, 3/15/2027	7,000	7,369
Total New York		65,325
North Carolina — 2.3%
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (b)	3,825	4,045
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	13,654
Total North Carolina		17,699
North Dakota — 0.2%
City of Grand Forks, Altru Health System
Series 2023A, Rev., AGM, 5.00%, 12/1/2026	370	383
Series 2023A, Rev., AGM, 5.00%, 12/1/2027	325	342
Series 2023A, Rev., AGM, 5.00%, 12/1/2028	460	490
Total North Dakota		1,215
Ohio — 2.9%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	152
Series 2018A, Rev., 5.00%, 10/1/2027	250	265
Series 2018A, Rev., 5.00%, 10/1/2028	250	268
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,674
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	1,500	1,670
City of Dublin, Various Purpose, GO, 4.00%, 12/1/2028	200	202
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	463
County of Van Wert, Ohio Hospital Facilities, Rev., 6.13%, 12/1/2029 (f)	3,000	3,364
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax, GO, 5.00%, 12/1/2028	2,300	2,375
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	2,790	2,863
State of Ohio, Common School Series 2023A, GO, 5.00%, 3/15/2027	7,870	8,281
Total Ohio		22,577
Oklahoma — 2.7%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	368
Rev., 5.00%, 9/1/2026	820	838
Rev., 5.00%, 9/1/2027	1,250	1,293
Cleveland County Educational Facilities Authority, Moore Public School roject
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,104
Series 2021, Rev., 4.00%, 6/1/2028	5,080	5,251
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	2,000	2,128
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	397

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Rev., 5.00%, 9/1/2029	1,175	1,245
Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2024, GO, 4.00%, 7/1/2028	2,000	2,072
Total Oklahoma		20,696
Oregon — 0.1%
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	650	665
Pennsylvania — 5.1%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2026	350	356
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2027	850	877
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 3.54%, 12/5/2024 (e)	2,500	2,478
Bethlehem Area School District Series 2021, GO, 5.00%, 11/15/2026	4,165	4,325
Commonwealth Financing Authority Series 2019 B, Rev., 5.00%, 6/1/2029	500	544
Commonwealth of Pennsylvania Series 2023, GO, 5.00%, 9/1/2029	650	717
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2027	1,565	1,595
Series 2019A, GO, 4.00%, 10/1/2028	920	938
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Rev., 5.00%, 12/1/2026	1,400	1,424
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2023A, Rev., 5.00%, 6/1/2029	2,000	2,174
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,375
Panther Valley School District
GO, 2.00%, 10/15/2026	750	725
GO, 2.00%, 10/15/2027	680	648
GO, 2.00%, 10/15/2028	300	281
GO, 2.00%, 10/15/2029	300	275
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (b)	5,000	5,050
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024 -147A, Rev., 6.25%, 10/1/2054 (c)	1,000	1,119
Series 2024-146A, Rev., 6.25%, 10/1/2054	3,000	3,329
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2030	3,900	4,217
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,000	1,062
Pennsylvania Turnpike Commission, Subordinate Series 2021 B, Rev., 5.00%, 12/1/2027	1,025	1,089
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program, Rev., 5.00%, 6/1/2032	100	114
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	589
Series 2019B, GO, 4.00%, 10/1/2029	420	429
Total Pennsylvania		39,730
Puerto Rico — 0.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-1, Rev., Zero Coupon, 7/1/2029	4,500	3,782
South Carolina — 0.6%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2029	1,000	1,104
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	3,665	3,995
Total South Carolina		5,099

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,500	1,695
Tennessee — 1.8%
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2026	1,165	1,173
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (f)	5,000	5,590
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	760	766
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	6,500	6,599
Total Tennessee		14,128
Texas — 10.3%
Abilene Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,057
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,015
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	259
Series 2018C, Rev., 5.00%, 8/1/2027	200	211
Series 2018C, Rev., 5.00%, 8/1/2029	325	344
Bridge City Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2033	520	580
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028	2,500	2,718
City of Austin, Airport System Series 2017 A, Rev., 5.00%, 11/15/2028	1,130	1,169
City of Denton, GO, 5.00%, 2/15/2025	270	271
City of El Paso Series 2023, GO, 5.00%, 8/15/2025	1,080	1,095
City of Houston Series 2024A, GO, 5.00%, 3/1/2030	500	552
City of Houston Combined Utility System Series 2016B, Rev., 5.00%, 11/15/2027	780	809
City of Houston Combined Utility System, First Lien Series 2024 A, Rev., 5.00%, 11/15/2027	4,125	4,392
City of Houston, Airport System, Subordinate Lien Series 2018 B, Rev., 5.00%, 7/1/2025	2,980	3,012
City of Houston, Combined Utility System, First Lien Series 2024 A, Rev., 5.00%, 11/15/2026	6,000	6,263
City of Lubbock, Electric Light and Power System Series 2022, Rev., AGM, 5.00%, 4/15/2028	1,120	1,195
City of Pearland, Permanent Improvement Series 2017, GO, 5.00%, 3/1/2025	225	226
City of San Antonio Series 2024, GO, 5.00%, 2/1/2030	600	664
City of San Antonio Electric and Gas Systems Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,105
City of Waco, Combination Tax
Series 2024 A, GO, 5.00%, 2/1/2028	1,920	2,050
Series 2024 A, GO, 5.00%, 2/1/2029	2,000	2,175
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2030	1,145	1,271
County of Ector, GO, 5.00%, 2/15/2029 (c)	1,975	2,137
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	1,100	1,166
El Paso Housing Finance Corp., Columbia Housing Partners LP, Rev., 4.50%, 3/1/2025 (b)	1,000	1,002
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (b)	1,000	1,062
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014A, Rev., 5.00%, 12/2/2024	1,910	1,910
Series 2022B, Rev., 5.00%, 12/1/2028 (b)	1,475	1,573
Series 2024 B, Rev., 5.00%, 7/1/2031	1,250	1,398
Harris County Fresh Water Supply District No. 61, Unlimited Tax, GO, AGM, 3.00%, 9/1/2025	530	528
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,453
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,512

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2028	250	255
Series 2017A, Rev., 5.00%, 10/15/2029	500	511
Katy Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2026 (c)	3,300	3,380
Lone Star College System, Limited Tax Series 2016, GO, 4.00%, 2/15/2032	1,125	1,134
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2022A, Rev., 5.00%, 5/15/2030	805	888
Series 2023A, Rev., AGM, 5.00%, 5/15/2030	2,380	2,633
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series A, Rev., 5.00%, 11/1/2028	1,000	1,040
Rev., 5.00%, 11/1/2029	1,530	1,650
North Texas Tollway Authority, First Tier
Series 2023 A, Rev., 5.00%, 1/1/2026	3,740	3,828
Series A, Rev., 4.00%, 1/1/2033	2,500	2,531
Northwest Independent School District, Unlimited Tax Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,091
S&S Consolidated Independent School District, GO, PSF-GTD, 4.00%, 2/15/2028	580	597
Spring Independent School District, Unlimited Tax Series 2024 B, GO, 5.00%, 8/15/2030	1,575	1,747
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,666
State of Texas, Transportation Commission Mobility Fund Series 2024, GO, 5.00%, 10/1/2029	1,000	1,107
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2027	1,395	1,473
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	615	631
Texas Municipal Gas Acquisition and Supply Corp. IV Gas supply Series 2023A, Rev., 5.50%, 1/1/2030 (b)	3,040	3,290
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029	2,000	2,180
West Travis County Public Utility Agency, Rev., 5.00%, 8/15/2027	350	369
Total Texas		80,175
Utah — 0.6%
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	2,560	2,585
West Valley City Municipal Building Authority
Rev., AGM, 5.00%, 2/1/2027	720	750
Rev., AGM, 5.00%, 2/1/2029	1,070	1,111
Total Utah		4,446
Virginia — 2.2%
Hampton Roads Sanitation District Series 2024 A, Rev., 5.00%, 11/1/2026	3,240	3,382
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (f)	7,435	7,663
Isle Wight County Economic Development Authority, Riverside Health System
Series 2023, Rev., AGM, 5.00%, 7/1/2026	500	514
Series 2023, Rev., AGM, 5.00%, 7/1/2027	360	377
Series 2023, Rev., AGM, 5.00%, 7/1/2028	350	373
Series 2023, Rev., AGM, 5.00%, 7/1/2029	500	542
Series 2023, Rev., AGM, 5.00%, 7/1/2030	750	824
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (b)	2,190	2,346
Rappahannock Regional Jail Authority Series 2015, Rev., 5.00%, 10/1/2025 (f)	1,090	1,109
Total Virginia		17,130
Washington — 3.1%
Central Puget Sound Regional Transit Authority Series 2021 S 1, Rev., 5.00%, 11/1/2025	1,000	1,020

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021 S 1, Rev., 5.00%, 11/1/2030	1,530	1,718
Energy Northwest, Project 1 Series 2024 B, Rev., 5.00%, 7/1/2027	2,500	2,643
State of Washington, Various Purpose Series 2024 C, GO, 5.00%, 2/1/2027	3,000	3,148
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (b)	15,000	15,290
Total Washington		23,819
Wisconsin — 1.6%
Sun Prairie Area School District, GO, 4.00%, 3/1/2028	2,500	2,563
Wauwatosa School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2029	6,025	6,329
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018 B-1, Rev., 5.00%, 7/1/2027 (b)	1,280	1,314
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.00%, 8/15/2025	325	329
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055 (c)	1,500	1,657
Total Wisconsin		12,192
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc. Series 2017A, Rev., 5.00%, 1/1/2027 (f)	1,000	1,047
Total Municipal Bonds (Cost $728,340)		730,610
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 5.35%, 6/25/2032 (b)(Cost $6)	7	7
	SHARES (000)
Short-Term Investments — 6.3%
Investment Companies — 6.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (g) (h) (Cost $48,887)	48,883	48,888
Total Investments — 100.1% (Cost $777,233)		779,505
Liabilities in Excess of Other Assets — (0.1)%		(747)
NET ASSETS — 100.0%		778,758

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(f)	Security is prerefunded or escrowed to maturity.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$7	$—	$7
Municipal Bonds	—	730,610	—	730,610
Short-Term Investments
Investment Companies	48,888	—	—	48,888
Total Investments in Securities	$48,888	$730,617	$—	$779,505

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (a) (b)	$71,426	$359,964	$382,500	$(4)	$2	$48,888	48,883	$1,114	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.